PREPAID EXPENSES	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Prepaid Expenses
PREPAID EXPENSES

3. PREPAID EXPENSES

Prepaid expenses consisted of the following:

	March 31, 2026	September 30, 2025
Prepaid commissions	$171,625	$132,625
Vendor deposits	6,170,718	-
Prepaid insurance	125,000	-
Other	681	12,369
Prepaid expenses	$6,468,024	$144,994

As of March 31, 2026 and September 30, 2025, prepaid expenses totaled $6,468,024 and $144,994, respectively. Vendor deposits of $6,170,718 as of March 31, 2026 represent payments made to the Company’s equipment vendor for the settlement of contract liabilities related to future purchase of equipment for its customers. The Company did not receive the equipment as of the March 31, 2026 balance sheet date.

4. PREPAID EXPENSES

Prepaid expenses consisted of the following:

	September 30, 2025	September 30, 2024
Prepaid legal fees	$-	$25,000
Prepaid commissions	132,625	4,989
Other	12,369	-
Prepaid expenses	$144,994	$29,989